Concentration and risk (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents subject to government currency conversion controls			¥ 56,669,000		¥ 117,210,000
Accumulated deficit	$ (185,423)		(1,248,020,000)		¥ (1,201,135,000)
Net cash (used in)/provided by operating activities	$ 14,017	¥ 90,920,000	¥ 20,544,000	¥ 57,693,000